Expense Example, No Redemption - FidelityBlueChipGrowthFund-AMCIZPRO - FidelityBlueChipGrowthFund-AMCIZPRO - Fidelity Blue Chip Growth Fund	Oct. 04, 2024 USD ($)
Fidelity Advisor Blue Chip Growth Fund - Class C
Expense Example, No Redemption:
1 Year	$ 154
3 Years	477
5 Years	824
10 Years	1,599
Fidelity Advisor Blue Chip Growth Fund - Class M
Expense Example, No Redemption:
1 Year	449
3 Years	660
5 Years	888
10 Years	1,543
Fidelity Advisor Blue Chip Growth Fund - Class I
Expense Example, No Redemption:
1 Year	52
3 Years	164
5 Years	285
10 Years	640
Fidelity Advisor Blue Chip Growth Fund - Class Z
Expense Example, No Redemption:
1 Year	40
3 Years	125
5 Years	219
10 Years	493
Fidelity Advisor Blue Chip Growth Fund - Class A
Expense Example, No Redemption:
1 Year	648
3 Years	804
5 Years	973
10 Years	$ 1,463